Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Consolidated net income	€ 2,143	€ 3,263	€ 2,958
Adjustments to reconcile profit (loss) [abstract]
Operating taxes and levies	1,846	1,808	1,783
Gains (losses) on disposal of investments and activities	5	(59)	(178)
Others gains (losses)	(102)	(132)	(57)
Depreciation and amortization	6,846	6,728	6,465
Change in provisions	(73)	(159)	28
Remeasurement to fair value of previously held equity interests	27	(97)	(6)
Reclassification of cumulative translation adjustment from liquidated entities	8	(14)
Impairment of goodwill	20	772
Impairment of non-current assets	190	207	38
Share of profits (losses) of associates and joint ventures	(6)	46	38
Net income after tax of discontinued operations (EE)	(29)	(2,253)	(448)
Operational net foreign exchange and derivatives	2	44	17
Finance costs, net	1,715	2,097	1,583
Income tax	1,088	970	649
Share-based compensation	5	61	9
Decrease (increase) in inventories, gross	(14)	(62)	(48)
Decrease (increase) in trade receivables, gross	(262)	113	52
Increase (decrease) in trade payables	409	85	86
Changes in other assets and liabilities	132	(767)	185
Operating taxes and levies paid	(1,934)	(1,897)	(1,749)
Dividends received other than from EE	55	63	23
Dividends received from EE		173	446
Interest paid and interest rates effects on derivatives, net	(1,314)	(1,334)	(1,620)
Income tax paid	(583)	(906)	(727)
Net cash provided by operating activities	10,174	8,750	9,527
o/w discontinued operations (EE)		208	535
Cash flows from (used in) investing activities [abstract]
Purchases of property, plant and equipment and intangible assets	(7,527)	(8,492)	(7,771)
Increase (decrease) in fixed assets payables	(69)	32	1,239
Investing donations received in advance	71
Proceeds from sales of property, plant and equipment and intangible assets	147	145	91
Cash paid for investment securities, net of cash acquired	(34)	(1,189)
Investments in associates and joint ventures		(17)
Others purchases of assets available for sale	(43)	(12)
Purchases of equity securities measured at fair value	(7)	(1)	(10)
Proceeds from sales of investment securities, net of cash transferred	515	4,588
Decrease (increase) in securities and other financial assets: Investments at fair value, excluding cash equivalents	(1,013)	(501)	389
Decrease (increase) in securities and other financial assets: Investments at fair value, others	19	568	(186)
Net cash used in investing activities	(7,941)	(4,879)	(9,406)
o/w discontinued operations (EE)		4,481
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	2,450	3,411	817
Medium and long-term debt redemptions and repayments	(2,728)	(2,694)	(4,412)
Increase (decrease) of bank overdrafts and short-term borrowings	949	134	(101)
Decrease (increase) of cash collateral deposits	(1,127)	(884)	1,809
Exchange rates effects on derivatives, net	(66)	201	320
Coupon on subordinated notes	(282)	(291)	(272)
(Purchases) from treasury shares	(4)
Proceeds from treasury shares		2
Employees shareholding plans			32
Capital increase (decrease) - owners of the parent company		113
Capital increase (decrease) - owners of the parent company		113
Capital increase (decrease) - non-controlling interests	34	(4)
Changes in ownership interests with no gain/loss of control		(16)
Changes in ownership interests with no gain/loss of control	1
Dividends paid to owners of the parent company	(1,729)	(1,596)	(1,589)
Dividends paid to non-controlling interests	(236)	(259)	(306)
Net cash used in financing activities	(2,738)	(1,883)	(3,924)
o/w discontinued operations (EE)		(220)	(16)
Net change in cash and cash equivalents	(505)	1,988	(3,803)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents at beginning of period	6,355	4,469	6,758
Cash change in cash and cash equivalents	(505)	1,988	(3,803)
Non-cash change in cash and cash equivalents	(40)	(102)	1,514
Monetary financial securities in connection with the offer on Jazztel			1,501
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(40)	(102)	13
Cash and cash equivalents at end of period	5,810	6,355	4,469
Cellcom Telecommunications Inc in Liberia [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(122)
Oasis SA in the Democratic Republic of the Congo [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(178)
Airtel in Burkina Faso [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	(10)	(515)
Airtel in Sierra Leone [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(305)
Jazztel Plc [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(3,306)	(3,306)
Medi Telecom [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired			(80)
Other business combinations [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	(24)	(69)	(69)
Available for sale securities, BT shares [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred	433
Orange Egypt for Telecommunications and subsidiaries [member]
Cash flows from (used in) financing activities [abstract]
Changes in ownership interests with no gain/loss of control			(210)
Other subsidiaries excluding Orange Egypt for Telecommunications and subsidiaries [member]
Cash flows from (used in) financing activities [abstract]
Changes in ownership interests with no gain/loss of control		(16)	(12)
Changes in ownership interests with no gain/loss of control	1
Continuing operations [member]
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents at beginning of period	6,355	4,469	6,758
Cash and cash equivalents at end of period		6,355	4,469
EE [member]
Adjustments to reconcile profit (loss) [abstract]
Dividends received from EE		173
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred	50	4,481
Dailymotion [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred	26		238
Other disposals [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred	€ 6	€ 107	€ 59